Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of changes in right-of-use assets

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
RIGHT-OF-USE- ASSETS
Opening balance	35.2	43.2
Additions	0.5	7.5
Depreciation	(0.8)	(12.9)
Disposals	(2.9)	(2.6)
Total right-of-use-assets	32.0	35.2

Schedule of maturity analysis of the Company's lease payments
See below for a maturity analysis of the Company’s lease payments:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
MATURITY ANALYSIS FOR LEASES
Less than 1 year	10.1	10.6
Between 1 and 3 years	10.8	19.3
Between 3 and 5 years	0.1	1.5
Total undiscounted lease payments(1)	21.0	31.4
Carrying value of lease liabilities	20.3	29.1
Less: current portion of lease liabilities(2)	(9.6)	(9.6)
Non-current portion of lease liabilities	10.7	19.5
1.Total undiscounted lease payments excludes leases that are classified as short term and leases for low value assets, which are not recognized as lease liabilities.
2.The current portion of the lease liabilities is included in trade and other payables on the statement of financial position.